Collaboration, License and Option Agreement with Curis, Inc (Details 1) - Curis, Inc. [Member] ₨ in Millions	Mar. 31, 2021 INR (₨)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Cost	₨ 2,699
Unrealized gain	1,824
Fair value	4,523
Collaboration Agreement [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Cost	1,452
Unrealized gain	1,382
Fair value	2,834
Amendment to Collaboration Agreement [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Cost	1,247
Unrealized gain	442
Fair value	₨ 1,689